SECURITY EXCHANGE COMMISSION
FORM 13F COVER PAGE
Report for the Calender Quarter: March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
				 	[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Origin Capital Management LLC
Address:	One Montgomery Street
		Suite 3300
		San Francisco, CA 94104

13F File Number:  28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Swift C. Barnes
Title:		Chief Operating Officer
Phone:		415-398-7988

Signature, Place, and Date of Signing:

Swift C. Barnes	San Francisco	California	July 31, 2002

The securities represented herein for which Origin Capital
Management LLC has sole investment discretion include those securities held for the account of Quantum Partners LDC, a Cayman Islands limited duration company. Soros Fund Management LLC, the principal investment manager of Quantum Partners LDC, may be deemed to have investment discretion over such securities pursuant to Section 13 of the Securities Exchange Act of 1934.


Report Type (Check only one):

[X]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION RERORT

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	$271,098,000



                                    TITLE OF              SHARES   VALUES    SH/    PUT   INVESTMENT     OTHER   VOTING AHTHORITY
                                                               SHARE     VALUE           INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER           TITLE OF CLAS   CUSIP   QUANTITY   ($000s)   SH/PRN DISCRETION  MANAGERS      SOLE  SHARED NONE
ABBOTT LABORATORIES           CMN        COM       2824100     75,000      2,798   SH                            75,000
ABGENIX INC                              COM      00339B107   330,000      2,891   SH                           330,000
AFFYMETRIX INC                           COM      00826T108   157,500      3,654   SH                           157,500
ALCON INC                                COM       2852395    175,000      5,749   SH                           175,000
ALKERMES CONV. BOND 3.75% 2/15/2007     DEBT      01642TAB4 2,500,000      1,588  PRN                                 0
ALKERMES INC                             COM      01642T108    33,000        170   SH                            33,000
ALLERGAN INC                             COM      18490102     50,000      3,213   SH                            50,000
ALPHARMA INC                             COM      20813101     50,000        809   SH                            50,000
AMGEN INC                                COM      31162100    180,000      6,905   SH                           180,000
AMYLIN PHARMACEUTICALS INC               COM      032346108   121,000      1,162   SH                           121,000
ANTHEM, INC.                             COM      03674B104   110,000      7,068   SH                           110,000
ARQULE INC                               COM      04269E107    25,000        169   SH                            25,000
ARRAY BIOPHARMA INC                      COM      04269X105   115,200        977   SH                           115,200
AUTOIMMUNE INC                           COM      52776101     80,300         49   SH                            80,300
BARR LABORATORIES, INC.                  COM      68306109     57,600      3,572   SH                            57,600
BAUSCH & LOMB                            COM      71707103     63,000      2,070   SH                            63,000
BIOGEN INC                               COM      90597105     74,000      2,882   SH                            74,000
BOSTON SCIENTIFIC CORP.                  COM      101137107   445,000     12,785   SH                           445,000
BRISTOL-MYERS SQUIBB                     COM      110122108   100,000      2,579   SH                           100,000
CELERA GENOMICS - APPLERA CORP           COM      038020202   266,040      3,028   SH                           266,040
CELGENE CORP                             COM      151020104   165,000      2,211   SH                           165,000
CELL GENESYS INC                         COM      150921104   117,410      1,410   SH                           117,410
CEPHALON INC                             COM      156708109   120,000      5,003   SH                           120,000
CONNETICS CORPORATION                    COM      208192104   177,000      2,186   SH                           177,000
CORVAS INTERNATIONAL INC                 COM      221005101    35,000         75   SH                            35,000
CTI MOLECULAR IMAGING INC.               COM      22943D105    40,000        788   SH                            40,000
CUBIST PHARMACEUTICALS INC               COM      229678107    57,100        446   SH                            57,100
CURAGEN CORP                             COM      23126R101    61,035        308   SH                            61,035
CURAGEN CORP WTS EXP06/05/2005           COM      231990037   281,250      3,750   SH                           281,250
CV THERAPEUTICS INC                      COM      126667104    30,000        510   SH                            30,000
DIGENE CORP                              COM      253752109   100,000        926   SH                           100,000
DOV PHARMACEUTICAL INC                   COM      259858108   100,000        395   SH                           100,000
DYAX CORP.                               COM      26746E103    44,500        167   SH                            44,500
ECLIPSYS CORP                            COM      278856109   172,200      1,205   SH                           172,200
EDWARDS LIFESCIENCES CORP.               COM      28176E108   297,300      6,481   SH                           297,300
ENZON INC                                COM      293904108   163,400      3,603   SH                           163,400
EXELIXIS                                 COM      30161Q104    50,000        341   SH                            50,000
Eon Labs Inc.                            COM      2.94E+104    80,000      1,397   SH                            80,000
FIRST HORIZON PHARMACEUTICAL CORP        COM      32051K106   204,900      3,739   SH                           204,900
FOREST LABORATORIES INC                  COM      345838106   100,000      6,867   SH                           100,000
GENZYME TRANSGENICS CORP                 COM      36238T104   130,725        167   SH                           130,725
GERON CORP.                              COM      374163103    30,000        124   SH                            30,000
GUIDANT CORPORATION           CMN        COM      401698108   230,000      6,714   SH                           230,000
GUILFORD PHARMACEUTICALS INC.            COM      401829106   116,076        707   SH                           116,076
HUMAN GENOME SCIENCES INC                COM      444903108   145,700      1,748   SH                           145,700
ICN PHARMACEUTICALS INC.      (NEW)      COM      448924100    80,000      1,835   SH                            80,000
ICOS CORP.                               COM      449295104   130,000      1,990   SH                           130,000
IDEC PHARMACEUTICALS CORP                COM      449370105   270,000      8,802   SH                           270,000
IDEVUS PHARMACEUTICALS (FMRLY IPIC)      COM      454072109   168,500        179   SH                           168,500
IMMUNOGEN INC.                           COM      45253H101   300,000        708   SH                           300,000
INSMED INC                               COM      628530107   375,047        495   SH                           375,047
IVAX CORP                                COM      465823102   174,000      1,898   SH                           174,000
KING PHARMACEUTICALS                     COM      495582108   106,913      2,192   SH                           106,913
KOSAN BIOSCIENCES INC                    COM      50064W107    64,000        513   SH                            64,000
KYPHON                                   COM      501577100    40,000        496   SH                            40,000
LARGE SCALE BIOLOGY CORP.                COM      517053104    64,900        127   SH                            64,900
LIGAND PHARMACEUTICALS INC    CL-B       COM      53220K207   100,000      1,323   SH                           100,000
LUMENIS LTD                              COM       2318905     50,000        191   SH                            50,000
MEDAREX INC                              COM      583916101   400,000      2,820   SH                           400,000
MEDICINES CO.                            COM      584688105    50,000        575   SH                            50,000
MEDIMMUNE                                COM      584699102   100,000      2,384   SH                           100,000
MGI Pharma Inc.                          COM      552880106   200,000      1,278   SH                           200,000
MILLENNIUM PHARMACEUTICALS INC           COM      599902103   185,000      2,035   SH                           185,000
MYLAN LABORATORIES                       COM      628530107    73,000      2,205   SH                            73,000
NETRO CORPORATION                        COM      64114R109    43,659        102   SH                            43,659
NEUROCRINE BIOSCIENCES                   COM      64125C109    10,000        287   SH                            10,000
OMNICARE                                 COM      681904108    50,000      1,272   SH                            50,000
ONYX PHARMACEUTICALS INC                 COM      683399109    21,400        117   SH                            21,400
OSI PHARMACEUTICAL INC                   COM      671040103   141,000      3,119   SH                           141,000
PENWEST PHARMACEUTICALS INC.             COM      709754105    35,700        616   SH                            35,700
PFIZER INC.                              COM      717081103   692,200     23,466   SH                           692,200
PHARMACEUTICAL RESOURCES INC             COM      717125108   127,600      3,228   SH                           127,600
PHARMACIA CORP                           COM      71713U102   150,000      5,430   SH                           150,000
PROTEIN DESIGN LABS INC                  COM      07436L103   390,000      3,767   SH                           390,000
RIBOZYME PHARMACEUTICALS INC             COM      762567105    27,382         31   SH                            27,382
RITE AID CORP                            COM      76754104    122,600        299   SH                           122,600
SCHERING PLOUGH                          COM      806605101   300,000      7,050   SH                           300,000
SCIOS INC                                COM      808905103    85,600      2,551   SH                            85,600
SEPRACOR 5% CONV BOND 2/15/2007         DEBT      817315AL8 11,000,000     6,292  PRN                                 0
SEPRACOR 5.75% CONV BOND 11/15/2006     DEBT      817315AQ7 25,000,000    14,450  PRN                                 0
SEQUENOM INC                             COM      817337108    50,000        149   SH                            50,000
SICOR INC.                               COM      825846108   137,000      2,443   SH                           137,000
SONOSITE INC                             COM      83568G104    64,220        914   SH                            64,220
TANOX INC                                COM      87588Q109    33,000        326   SH                            33,000
TARO PHARMACEUTICALS LTD. (ISRAEL)       COM       2872423     19,388        445   SH                            19,388
TEVA PHARMACEUTICAL IND LTD ADS (IS      COM      881624209    33,000      2,163   SH                            33,000
TRANSKARYOTIC THERAPIES, INC             COM      893735100   202,800      6,812   SH                           202,800
TRIMERIS INC                             COM      896263100   159,500      6,732   SH                           159,500
UNITED THERAPEUTICS CORP                 COM      91307C102    80,000        905   SH                            80,000
VERSICOR INC.                            COM      925314106    20,000        223   SH                            20,000
WATSON PHARMACEUTICALS INC               COM      942683103   185,000      4,466   SH                           185,000
WEBMD CORP                               COM      94769M105   560,200      2,907   SH                           560,200
WYETH (FORMERLY AMRCN HOME PRODUCT)      COM      983024100   164,000      8,190   SH                           164,000
XOMA LTD (BERMUDA)                       COM      G9825R107   269,200        958   SH                           269,200
ZIMMER HOLDINGS INC                      COM      98956P102   400,000     13,960   SH                           400,000
                                                               Total     271,098


